1933 Act File No. 33-63527
1940 Act File No. 811-4017


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                       Post-Effective Amendment No. 1 on
                                   FORM N-14


                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


                             FEDERATED EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)


                                 (412) 288-1900
                        (Area Code and Telephone Number)


                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)


                           JOHN W. MCGONIGLE, ESQUIRE
                           Federated Investors Tower
                         Pittsburgh, Pennsylvania 15222-3779
                                      Copy to:

                             Matthew G. Maloney, Esquire
                         Dickstein, Shapiro & Morin, L.L.P.
                                2101 L. Street, N.W.
                               Washington, D.C. 20037
                    (Name and Address of Agent for Service)

             It is proposed that this filing will become effective
           pursuant to paragraph (b) of Rule 485 on November 24, 1995
                 (Approximate Date of Proposed Public Offering)

     Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 that it elects to register an indefinite amount of securities under the Securities Act of 1933 and filed the Notice required by that Rule on December 15, 1994 for Registrant's most recent fiscal year ended October 31, 1994. Therefore, a filing fee will not be submitted because of Registrant's reliance on Rule 24f-2.


CROSS-REFERENCE SHEET
             Pursuant to Item 1(a) of Form N-14 Showing Location in
                Prospectus of Information Required by Form N-14

Item of Part A of Form N-14 and Caption      Caption or Location in
Prospectus
1.Beginning of Registration Statement
  and Outside Front Cover Page
  of Prospectus..........................    Cross-Reference Sheet;
                                     Cover Page

2.Beginning and Outside Back Cover
  Page of Prospectus....................     Table of Contents

3.Synopsis Information and Risk Factors.     Summary; Comparison of
                                     Investment Policies and Risk Factors

4.Information About the Transaction.....     Information About the Exchange

5.Information About the Registrant......     Information About the Trust,
                                     the Portfolio, and the Fund

6.Information About the Company
  Being Acquired........................     Information About the Trust,
                                     the Portfolio, and the Fund

7.Voting Information....................     Voting Information

8.Interest of Certain Persons
  and Experts...........................     Not Applicable

9.Additional Information Required
  for Reoffering by Persons Deemed
  to be Underwriters....................     Not Applicable


Item of Part B of Form N-14 and Caption Caption or Location in Statement
                                     of Additional Information
10.Cover Page ..........................     Cover Page

11.Table of Contents ...................     Table of Contents

12.Additional Information About the
   Registrant......................  Statement of Additional Information
                                     of Federated Capital Appreciation
                                     Fund, dated November 14, 1995
                                     (Revised November 17, 1995)

13.Additional Information About the
   Company Being Acquired........... Registration statement of Federated
                                     Exchange Fund, Ltd. dated April 28,
                                     1995

14.Financial Statements.................     Annual Report of Federated
                                     Exchange Fund, Ltd. dated December
                                     31, 1994



                         FEDERATED EXCHANGE FUND, LTD.
                           FEDERATED INVESTORS TOWER
                      PITTSBURGH, PENNSYLVANIA 15222-3779

                               November 24, 1995


Dear Limited Partner:

          The Board of Managing General Partners of Federated Exchange Fund, Ltd. (the "Fund") is pleased to submit for your vote a proposal to reorganize the Fund into Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds. We believe that this proposal presents Limited Partners of the Fund with an exciting opportunity to participate in a new investment vehicle in which they can purchase additional shares.

          The Board of Managing General Partners believes that the reorganization transaction is in the best interest of the Fund's Limited Partners for several reasons:

       Shares of Federated Capital Appreciation Fund provide shareholders with an excellent investment opportunity. Limited Partners who invest may acquire shares without the imposition of a sales load. In addition, they may participate in a fund that is positioned to pursue further growth of capital. The objective and policies of Federated Capital Appreciation Fund, as compared to Federated Exchange Fund, are fully described in the Prospectus/Proxy Statement.
       Under federal tax law, Federated Exchange Fund would be treated, and taxed, as a corporation after December 31, 1997. To avoid corporate income taxation, the Fund must either reorganize as described in the proxy statement or elect to be treated as a non-publicly offered regulated investment company. The ability to grow the investment in the reorganized fund could help achieve economies of scale, resulting in lower expenses and greater opportunity to participate in a diversified fund.
       The reorganization will be accomplished in a TAX-FREE transaction. This means that Limited Partners will not recognize gains or losses on the exchange of Fund shares for shares of Federated Capital Appreciation Fund, and will carryover their cost basis and holding period in the shares they receive.

          We believe that the reorganization of the Fund presents an excellent opportunity to the Limited Partners. We have appreciated your loyalty as an investor in the Fund and are excited to offer you the benefits of investing in Federated Capital Appreciation Fund.

          Your vote on the transaction is critical to its success. The reorganization will be accomplished only on the affirmative vote of a majority of the Fund's shareholders. We hope you share our enthusiasm and will participate by casting your vote in person or by proxy if you are unable to attend the meeting scheduled for December 21, 1995. Please read the enclosed Prospectus/Proxy Statement carefully before you vote. If you have any questions, please feel free to call our Investor Services representatives at 1-800-245-2423.

          Thank you for your participation in the proposed reorganization.

                            Very truly yours,
                            FEDERATED EXCHANGE FUND, LTD.



                            By:
                                John F. Donahue
                                Chairman and
                                Managing General Partner



FEDERATED EXCHANGE FUND, LTD.
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania  15222-3779


                NOTICE OF A SPECIAL MEETING OF LIMITED PARTNERS


          TO LIMITED PARTNERS OF FEDERATED EXCHANGE FUND, LTD.: A Special Meeting of Limited Partners of Federated Exchange Fund, Ltd. (the "Fund") will be held at 2 p.m. on December 21, 1995 on the 19th Floor, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 for the following purposes:
          1. To approve a proposed Agreement and Plan of Exchange between the Fund and Federated Equity Funds (the "Trust"), on behalf of its portfolio, Federated Capital Appreciation Fund (the "Portfolio"), whereby the Trust would acquire all of the assets of the Fund in exchange for Class A Shares of the Portfolio to be distributed pro rata by the Fund to its
                                           --- ----

               limited partners in complete liquidation and dissolution of the Fund; and

          2. To transact such other business as may properly come before the meeting or any adjournment thereof.


                                By Order of the
                                Managing General Partners,


Dated: November 24, 1995        John F. Donahue
                                President and
                                Managing General Partner


          Limited partners of record at the close of business November 16, 1995, are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please sign and return the enclosed proxy card. Your vote is important.

          To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. You may revoke your proxy at any time at or before the meeting or vote in person if you attend the meeting.


                        PROSPECTUS/PROXY STATEMENT

                             November 24, 1995

                       Acquisition of the assets of

                       FEDERATED EXCHANGE FUND, LTD.
                         Federated Investors Tower
                   Pittsburgh, Pennsylvania  15222-3779
                     Telephone Number:  1-800-235-4669

                 By and in exchange for Class A Shares of

                    FEDERATED CAPITAL APPRECIATION FUND
                         Federated Investors Tower
                   Pittsburgh, Pennsylvania  15222-3779
                     Telephone Number:  1-800-235-4669


          This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Exchange (the "Plan") whereby Federated Equity Funds, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, Federated Capital Appreciation Fund (the "Portfolio"), would acquire all of the assets of Federated Exchange Fund, Ltd., a California limited partnership (the "Fund"), in exchange for Class A Shares ("Shares") of the Portfolio to be distributed pro rata by the Fund to its limited partners in
                            --- ----

complete liquidation and dissolution of the Fund. As a result of the Plan, each limited partner of the Fund will become the owner of Shares having a total net asset value equal to the total net asset value of his holdings in the Fund.

          The Trust is an open-end, diversified management investment company which currently includes three portfolios: Federated Growth Strategies Fund, Federated Small Cap Strategies Fund, and the Portfolio. The investment objective of the Portfolio is capital appreciation. The Portfolio pursues this investment objective by investing at least 65% of its assets in equity securities, including common stocks, preferred stocks, and securities (including investment grade debt securities) that are convertible into common stocks. The investment objective of the Fund is long-term growth of capital and income, which it pursues by investing principally in common stocks. For a comparison of the investment policies of the Portfolio and the Fund, see "Comparison of Investment Policies and Risk Factors."

          This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Trust and the Portfolio that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Portfolio dated November 14, 1995 (Revised, November 17, 1995), which is incorporated herein by reference. Statements of Additional Information for the Portfolio dated November 14, 1995, (relating to the Portfolio's prospectus of the same date) and November 24, 1995 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by the Trust with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or by calling the Trust at the address and telephone number shown above.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


Summary......................................         1

Comparison on Investment Policies and Risk Factors     .....5

Information about the Exchange...............         7

Information about the Trust,
 the Portfolio and the Fund..................        14

Voting Information...........................        15

Agreement and Plan of Exchange............... Exhibit A
                                    SUMMARY

ABOUT THE PROPOSED EXCHANGE

     The Managing General Partners of Federated Exchange Fund, Ltd. (the "Fund") have voted to recommend to the limited partners (individually, "Partner" or collectively, "Partners") of the Fund the approval of an Agreement and Plan of Exchange (the "Plan"), dated October 10, 1995, whereby Federated Equity Funds, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, Federated Capital Appreciation Fund (the "Portfolio"), would acquire all of the assets of the Fund in exchange for Class A Shares ("Shares") of the Portfolio to be distributed pro rata by the Fund to its Partners in complete liquidation and
               --- ----

dissolution of the Fund (the "Exchange"). As a result of the Exchange, each Partner of the Fund will become the owner of Shares of the Portfolio having a total net asset value equal to the total net asset value of his holdings in the Fund on the date of the Exchange, i.e., the Closing Date, which is scheduled for January 2, 1996.

     As a condition to the Exchange, the Trust and the Fund will receive an opinion of counsel that the Exchange will be considered a tax-free "Exchange" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that no gain or loss will be recognized by the Trust, its shareholders, the Fund, or its Partners. The tax cost basis of the Portfolio Shares received by Fund Partners will be the same as the tax cost basis of their shares in the Fund.

     After the Exchange is completed, the Fund will dissolve and deregister as an investment company under the Investment Company Act of 1940 (the "1940 Act").

INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Portfolio is capital appreciation while the Fund's investment objective is long-term growth of capital and income. Both the Portfolio and the Fund pursue their respective investment objectives by investing in common stocks, preferred stocks, convertible securities, corporate bonds, notes and warrants, cash and cash items, and repurchase agreements, and writing call options on securities in their portfolios. The Portfolio is also permitted to enter into foreign currency transactions, and purchase and sell put options, financial futures and options on futures, while the Fund is also permitted to invest in municipal and government obligations. The Fund and the Portfolio are subject to the same principal risk factors. For additional information, see "Comparison of Investment Policies and Risk Factors" below.



ADVISORY FEES AND EXPENSE RATIOS

     The investment adviser to the Portfolio is Federated Management. The investment adviser to the Fund is Federated Advisers. Both of these advisers, which are registered under the Investment Advisers Act of 1940, are subsidiaries of Federated Investors.

     The annual investment advisory fee for the Portfolio is .75% of average daily net assets. The fee paid by the Portfolio, while higher than the advisory fees paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The Portfolio's estimated total operating expenses for its fiscal year ended October 31, 1996, are 1.15%, including a 0.75% management (advisory) fee and 0.40% of total other expenses.

       The annual investment advisory fee for the Fund is .55% of average daily net assets plus 4.5% of the gross income of the Fund (excluding capital gains and losses). The Fund's total operating expenses for its fiscal year ended December 31, 1994, were 1.063%, including a 0.676% management fee and 0.387% of total other expenses. The Fund's estimated total operating expenses for its fiscal year ended December 31, 1995, are 1.015%, including a 0.675% management fee and 0.34% of total other expenses.

DISTRIBUTION ARRANGEMENTS

     Federated Securities Corp. ("FSC"), a subsidiary of Federated Investors, is the principal distributor for the Portfolio. Under a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Portfolio may pay FSC an amount computed at an annual rate of up to 0.25 of 1% of average daily net assets to finance any activity which is principally intended to result in the sale of Shares. However, the Portfolio does not currently make payments to the distributor or charge a fee under the 12b-1 Plan for Shares. Before the fee can be incurred, the Board of Trustees of the Trust must agree to impose the fee and holders of Shares would be notified of the Portfolio's intention to charge a fee under the 12b-1 Plan. The Fund is not subject to a 12b-1 Plan.

SHAREHOLDER SERVICES

     The Fund has entered into a shareholder services agreement with Federated Shareholder Services ("FSS"), a subsidiary of Federated Investors, under which it may pay FSS up to 0.25 of 1% of average daily net assets to obtain certain personal services for Partners and for the maintenance of Partner accounts. The Portfolio has not entered into a shareholder services agreement.



ADMINISTRATIVE SERVICES

       Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides the Portfolio and the Fund with administrative personnel and services. FAS provides services to the Portfolio and the Fund under identical agreements at the annual rate of 0.15% on the first $250 million of average daily net assets, 0.125% on the next $250 million, 0.10% on the next $250 million and 0.075% on assets in excess of $750 million. The annual administrative fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period, but is at least $125,000 per portfolio and $30,000 per each additional class of shares.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Portfolio and the Fund.

TRANSFER AND DIVIDEND DISBURSING AGENT

     Federated Services Company, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Portfolio and the Fund.

INDEPENDENT AUDITORS

     Ernst & Young LLP, Pittsburgh, Pennsylvania, are the independent auditors for the Portfolio. Deloitte & Touche, LLP, Boston, Massachusetts, are the independent auditors for the Fund.

PURCHASE AND REDEMPTION PROCEDURES

     If the Exchange is consummated, Partners of the Fund will receive information shortly after the Closing Date with respect to the various services provided by the Portfolio, as well as a detailed explanation of the options available to shareholders for effecting purchases and redemptions of Portfolio Shares. Any questions about such procedures may be directed to, and assistance in effecting purchases or redemptions of Portfolio Shares may be obtained from, FSC at 1-800-235-4669.

     Reference is made to the Prospectus of the Portfolio dated November 14, 1995, and the Registration Statement of the Fund dated April 28, 1995, for a complete description of the purchase and redemption procedures applicable to purchases and redemptions of Portfolio and Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief listing of the more significant differences between the purchase and redemption procedures of the Portfolio, as compared to the Fund.

     Purchases of Portfolio Shares may be made by wire, by check, or through a financial institution. Additionally, the Portfolio offers a systematic investment program. The minimum initial investment for Shares is $500, and the minimum subsequent investment is $100, except in the case of retirement plans, in which case the minimum initial or subsequent investment is $50. Shares are sold at net asset value next determined after an order is received, plus a sales load based on the amount of the transaction. Shareholders who receive Shares through the Exchange will not be subject to such sales load on any future purchases.

     No Partners have been admitted to the Fund since its organization in 1976. At that time, a prospective partner who held acceptable securities could exchange such securities for Fund shares by depositing such securities, along with appropriate documentation, with the Fund's securities depository, State Street Bank and Trust Company. The Fund would not accept a deposit of securities unless the aggregate value of such securities, plus cash, if any, deposited was at least $25,000, determined as of the date of deposit.

     Shares of the Portfolio may be redeemed by mail, by telephone, or through a financial institution. The Portfolio also offers a systematic withdrawal program for shareholders with minimum account values of $10,000. Shares are redeemed at their net asset value next determined after the Portfolio receives the redemption request.

     Shares of the Fund may be redeemed by mail. Shares are redeemed at their net asset value determined at the close of business on the New York Stock Exchange on the day of receipt of the written redemption request. The Fund may redeem its shares wholly or partly in portfolio securities (i.e., redemption in kind) instead of in cash, and deliver one or more portfolio securities in satisfaction of the redemption request regardless of which securities were deposited by the Partner or the composition of the portfolio of the Fund at the time of redemption. Securities delivered in redemption in kind are valued at the amount at which they were valued in computing the redemption value of the Shares redeemed.

EXCHANGE PRIVILEGES

     Holders of Portfolio Shares are permitted to exchange all or some of their Shares for Class A shares of other funds in the Liberty Family of Funds, which are distributed by FSC. Such exchanges will be effected at net asset value without the imposition of additional fees. Shareholders using the exchange privilege must exchange shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Information with respect to the other funds in the Liberty Family of Funds, including a prospectus which describes the shares offered thereby, may be obtained from FSC.

     Partners of the Fund may exchange all or some of their shares for shares of American Leaders Fund, Inc., Money Market Management, Inc., and Fund for U.S. Government Securities, Inc., each of which is distributed by FSC. Shares with a net asset value of $2,500 must be exchanged initially, and subsequent exchanges must be in the minimum amount of $1,000. FSC will provide information with respect to such funds, including a prospectus which describes the shares offered thereby.

COMPARATIVE FEE TABLES. Set forth below is comparative fee information for the Fund and the Portfolio. After giving effect to the Exchange, Partners will be subject to the fees described for Class A Shares of the Portfolio.
                COMPARATIVE FEE TABLE FOR THE FUND AND THE PORTFOLIO

                      FEDERATED EXCHANGE     FEDERATED CAPITAL APPRECIATION FUND
                          FUND, LTD.
                                      CLASS A SHARESCLASS B SHARESCLASS C SHARES
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed
on Purchases                     None    5.50%(1)        None           None
Maximum Sales Load Imposed
    on Reinvested
    Dividends (as a percentage
    of offering  price)          None      None          None           None
Contingent Deferred Sales Load
    (as a percentage of original
    purchase price or
    redemption proceeds, as
    applicable)                  None    0.00%(2)        5.50% (2)    1.00%(3)
    Redemption Fee (as a
    percentage of amount
    redeemed, if applicable)     None      None          None           None
Exchange Fee                     None      None          None           None

ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
Management Fee...................0.68%    0.75%         0.75%          0.75%
12b-1 Fees.......................None      None         0.75%          0.75%
Other Expenses (after fee
     waivers and/or
     expense reimbursements).....0.39%    0.40%         0.40%          0.40%
Total Operating Expenses
     (after fee waivers and/or
expense reimbursements)..........1.07%    1.15%         1.90%          1.90%
  (1) The sales load is not imposed upon shares received by Limited Partners of Federated Exchange Fund, Ltd. in the proposed reorganization transaction, and is not imposed on additional purchases of Class A Shares by such Limited Partners.
  (2) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp.
    may be charged a contingent deferred sales charge of 0.50% of 1.00% for redemptions made within one full year of purchase. For Class B Shares, the contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter.
  (3) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Class
    C Shares redeemed within one year of their purchase date.

 * Total Operating Expenses for Class A Shares, Class B Shares, and Class C Shares of Federated Capital Appreciation Fund are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of the period, expenses may be more or less the average amount shown.

EXAMPLE : An investor would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, and (2) redemption at the end of the following periods:
                                          1 year   3 years   5 years  10 years
Federated Exchange Fund, Ltd...........   $ 11     $ 34     $ 59      $ 131
Federated Capital Appreciation Fund
         Class A Shares..................$ 71      $ 90
         Class B Shares..................$ 76      $104
         Class C Shares..................$ 30      $ 60

               COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS

     Both the Portfolio and the Fund have similar investment objectives. The Portfolio seeks capital appreciation, while the Fund seeks long-term growth of capital and income.

     The Portfolio invests at least 65% of its assets in equity securities, including common stocks, preferred stocks, and securities (including investment grade debt securities) that are convertible into common stocks. The Portfolio may also invest in foreign securities, high-yield convertible securities (commonly referred to as "junk bonds"), and restricted and illiquid securities; enter into foreign currency transactions, repurchase agreements, and when-issued and delayed delivery transactions; and purchase and sell put and call options, financial futures, and options on futures.

     The Portfolio may invest up to, but not including, 35% of its assets in lower-rated convertible, synthetic, and zero coupon convertible securities. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds. The Portfolio may invest in securities rated in the lowest rating category.

     The Fund invests principally in common stocks, but may also invest in other corporate securities such as preferred stocks, convertible securities, corporate bonds, notes and warrants, or in municipal and government obligations, or cash and cash items, including but not limited to short-term obligations such as certificates of deposit, short-term notes, and repurchase agreements. Some of the convertible securities in which the Fund may invest may be high-yield securities (commonly referred to as "junk bonds"), that are subject to the risks described in the preceding paragraph. The Fund may invest in securities rated in the lowest rating category. The Fund may also write call options on portfolio securities and purchase restricted securities. Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities.



     The principal difference between the Portfolio and the Fund is that the Portfolio is permitted to invest in foreign securities, purchase and sell financial futures and options on futures, and enter into foreign currency transactions. Because the Fund is not permitted to engage in these activities, the Portfolio is exposed to different types of risk than the Fund.

     Investments in foreign securities, in which the Portfolio is permitted to invest, are subject to different risks than domestic securities. These risks include, but are not limited to, the possibility of expropriation, confiscatory taxation, currency fluctuations, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social, or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Insofar as the Portfolio may invest in foreign securities, as an operating policy, which may be changed without shareholder approval, the Portfolio intends to invest not more than 20% of its assets in foreign securities.

     The Portfolio is also permitted to purchase and sell financial futures and options on futures to hedge against changes in interest rates. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the price of the Portfolio's securities, causing the futures contract and any related options to react differently than the Portfolio's securities to market changes. Also, it is not certain that a secondary market for positions in futures contracts or for options will exist at all times, and the Portfolio's ability to establish and close out futures and options positions depends on this secondary market. Insofar as the Portfolio may invest in foreign currency transactions, as an operating policy, which may be changed without shareholder approval, the Portfolio intends to invest not more than 20% of its assets in foreign transactions.

     Finally, the Portfolio is permitted to enter into foreign currency transactions, such as forward foreign currency exchange contracts, foreign currency options and foreign currency futures transactions. Thus, changes in foreign currency exchange rates will affect the Portfolio's net asset value. If the value of a foreign currency declines against the U.S. dollar, the value of the Portfolio's assets denominated in that currency will decrease. Foreign currency options and foreign currency futures transactions are subject to the same risks that apply to options and futures generally. In addition, the markets in foreign currency options and foreign currency futures transactions are relatively new, and the Portfolio's ability to establish and close out positions on such transactions is subject to the maintenance of a liquid secondary market.



     Although the Portfolio and the Fund invest in many of the same types of securities, as described above, the percentage of assets that may be invested in particular securities differs between the funds. Generally, the Fund may invest in any of the securities described without limitation as to percentage of assets. The Portfolio is subject to specific limitations as to the percentage of assets that may be invested in particular securities. For example, the Portfolio must invest at least 65% of its assets in equity securities, which means that it cannot invest more than 35% of its assets in a combination of restricted and illiquid securities, repurchase agreements, when-issued and delayed delivery transactions, and other non-equity securities. Among these transactions, the Portfolio is subject to certain additional restrictions: no more than 10% of the Portfolio's net assets may be invested in restricted securities; no more than 15% of the Portfolio's net assets may be invested in illiquid securities; and no more than 20% of total assets may be segregated to reflect the Portfolio's participation in when-issued or delayed delivery transactions. Because the Portfolio is subject to limitations on its investments in various types of securities and the Fund is not subject to such limitations, the Portfolio may provide investors with additional protections due to its inability to concentrate investments in certain types of securities.

     The Portfolio's investment objective and policies are more fully described in its current Prospectus dated November 14, 1995 (Revised, November 17, 1995), a copy of which accompanies this Prospectus/Proxy Statement. The Portfolio's investment objective, as described on page 5 of its current Prospectus, may not be changed without the approval of the Portfolio's shareholders.

     In general, the investment restrictions of the Portfolio and the Fund are similar, although not identical. Set forth below is a brief summary of the more significant differences between rights of Partners of the Fund and shareholders of the Portfolio.

     The Portfolio may not sell securities short except under strict limitations; the Fund may not sell securities short under any circumstance. Neither the Portfolio nor the Fund may borrow money except as a temporary measure for extraordinary purposes, in which case the Portfolio may borrow up to one-third the value of its total assets, while the Fund may borrow up to 10% of the value of its total assets. The Portfolio may not pledge assets except to secure permitted borrowings, in which case it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing; the Fund may not pledge assets. Finally, the Portfolio may purchase and sell puts, calls, straddles, or spreads, or any combination thereof, while the Fund is prohibited from engaging in such transactions, except that it may write call options on securities constituting not more than 5% of the value of its net assets when the Fund owns securities against which the option is written or owns securities convertible into such securities. The Portfolio has adopted non-fundamental investment limitations whereby it will not commit more than 5% of the value of its total assets to premiums on open option positions.

     Reference is hereby made to the Portfolio's Statement of Additional Information dated November 14, 1995, and the Fund's registration statement dated April 28, 1995, for a complete description of the investment restrictions of the Portfolio, and the Fund. Copies of such documents are available upon request at no charge. See "Information About the Trust, the Portfolio and the Fund."



                      INFORMATION ABOUT THE EXCHANGE

BACKGROUND AND REASONS FOR THE PROPOSED ACQUISITION

     The Fund was created in 1976 as a tax-free exchange fund that allowed investors to exchange stock from their own portfolios for shares of a professionally managed mutual fund. The Fund is organized as a limited partnership under the laws of the State of California. This form of organization was chosen because a tax-free exchange of that sort, which is not available after 1976 under the Code, was available at the time of the Fund's organization only to mutual funds organized as limited partnerships.

     For tax purposes, the Fund is treated as a publicly traded partnership ("PTP") because its shares are considered readily tradable. Most PTPs are taxed as if they were corporations. A grandfather provision, however, protects the Fund from corporate income taxation through the end of 1997. In order to avoid the imposition of corporate income tax on its net income, the Fund must (1) effect the Exchange; or (2) elect to be treated as a regulated investment company under the Internal Revenue Code, as amended (for federal tax purposes), after December 31, 1997. The Fund has registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and intends to maintain such registration following the reorganization transaction.

     The Managing General Partners of the Fund have concluded that it is desirable to effect the Exchange to relieve some of the difficulties and expenses experienced by the Partners of the Fund in accounting for their investments and preparing federal tax returns. The Managing General Partners also believe that the public offering of Portfolio Shares will result in certain economies of scale due to a larger asset base. Finally, the Managing General Partners believe that the Exchange will simplify the procedures involved in the Fund's administrative operations, and eliminate certain expenses associated with the limited partnership form of organization.

     The accounting required of an owner of shares of the Portfolio, as a Massachusetts business trust, is far simpler than the accounting involved in owning shares of a limited partnership. Because income and gains earned by the Portfolio would be taxable only when paid out to shareholders as a dividend (instead of when earned, as with the Fund), a shareholder in the Portfolio could easily estimate the amount of income from the Portfolio that he must report for tax purposes by simply referring to the account statements provided whenever a dividend is paid. By contrast, present Partners of the Fund cannot determine the amount of income that must be reported until a Form K-1 is provided by the Fund after the end of the year.
     Accounting for gains and losses realized upon the sale of shares would also be simplified. A Partner's tax basis in shares of the Fund, like each Partner's portion of the Fund's income and gains, changes daily according to the Fund's transactions, and can only be determined after receipt of Form K-1. The tax basis in shares of the Portfolio, on the other hand, generally would be unaffected by the operations of the Portfolio unless the Portfolio paid a distribution from capital rather than from income or gains, and could readily be estimated at any time from information and account statements supplied to each shareholder. The Managing General Partners believe that the Exchange should increase the convenience of maintaining an investment in the Fund, and could also reduce the costs to Partners of preparing their tax returns and monitoring their investments.

     The Managing General Partners have considered the possibility of organizing a trust under the laws of other states, including certain states which, by statute, provide limited liability to trust shareholders. The Managing General Partners feel, however, that it is in the best interest of Partners of the Fund to adopt a Massachusetts domicile, largely because the laws of Massachusetts regarding business trusts are the most developed of any state and any potential for shareholder liability is extremely remote. It is expected that some minor additional savings to the Fund may also be realized through administrative efficiencies because many Federated funds are organized in the same manner.

     The Managing General Partners also believe that the Partners will realize certain economies of scale due to a larger asset base. This larger asset base will allow the Portfolio to invest in, and be exposed to, a greater range of equity issuers. Greater diversification will decrease the risk and volatility of investment in the Portfolio. In addition, the larger asset base will allow the Portfolio to participate in securities transactions involving larger denominations than would be available to the Fund, thereby reducing transaction costs.
     Finally, the Portfolio would not be subject to the legal and administrative expenses incurred by the Fund in connection with amendments to the Agreement of Limited Partnership that it is required to file with the State of California for each substitution of Partners upon transfer of ownership of shares.

     On August 22, 1995, the Board of Trustees of the Trust and the Managing General Partners of the Fund each met to discuss the above information, as well as the terms and conditions of the proposed Exchange and Plan. Since the Trust and the Fund may be deemed affiliates of one another because they have common Trustees and Managing General Partners, and certain of the same officers and service providers, the Board of Trustees of the Trust and the Managing General Partners of the Fund unanimously approved the proposed Exchange under Rule 17a-8 under the 1940 Act. In accordance with this Rule, the Board of Trustees of the Trust and the Managing General Partners of the Fund determined that participation in the transaction is in the best interests of the Trust and the Fund, respectively, and the Managing General Partners of the Fund determined that the interests of existing Partners of the Fund will not be diluted as a result of the Exchange. The Board of Trustees and the Managing General Partners also approved the Plan, as described below.

DESCRIPTION OF THE PLAN OF EXCHANGE

     The Plan provides that the Fund will discharge all of its liabilities and the Trust, on behalf of the Portfolio, will acquire all of the assets of the Fund in exchange for Shares of the Portfolio to be distributed pro
                                                                      ---

rata by the Fund to its Partners in complete liquidation and dissolution of
----

the Fund on or about                    .  Partners of the Fund will become
shareholders of the Portfolio as of 4:00 (Eastern time) on the Closing Date and will begin accruing dividends as of such day.
     Consummation of the Exchange is subject to the conditions set forth in the Plan, including receipt of an opinion of counsel in form and substance satisfactory to the Fund and the Trust, on behalf of the Portfolio, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Exchange may be abandoned at any time before or after approval by the Partners of the Fund prior to the Closing Date by either party if it believes that consummation of the Exchange would not be in the best interests of its Partners or shareholders.

     Federated Management is responsible for the payment of all expenses of the Exchange incurred by either party, whether or not the Exchange is consummated. Such expenses include, but are not limited to, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents, and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Fund's Partners and the costs of holding the Special Meeting of Partners.

     The foregoing description of the Plan entered into between the Trust, on behalf of the Portfolio, and the Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference thereto.

DESCRIPTION OF PORTFOLIO SHARES

     Shares of the Portfolio to be issued to Partners of the Fund under the Plan will be fully paid and nonassessable when issued and transferable without restrictions and will have no preemptive or conversion rights. The Declaration of Trust of the Portfolio permits it to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. Currently, the Trustees have established three classes of shares: Class A Shares, Class B Shares, and Class C Shares. Class A Shares are generally sold at net asset value plus an applicable sales load and are redeemed at net asset value. Class B Shares are sold at net asset value and are redeemed at net asset value; a contingent deferred sales charge is imposed on certain shares which are redeemed within six full years of purchase. Class C shares are sold at net asset value; a contingent deferred sales charge will be charged on assets redeemed within the first twelve months following purchase. Partners of the Fund will receive Class A shares of the Portfolio if the Exchange is consummated. Reference is hereby made to the Prospectus of the Portfolio provided herewith for additional information about Shares of the Portfolio.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the Exchange, the Trust, on behalf of the Portfolio, and the Fund will receive an opinion from Hunton & Williams to the effect that, on the basis of existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

     1) The Partnership will recognize no gain or loss on the transfer of the Assets to the Fund solely in exchange for Stock and the Fund's assumption of the Partnership's liabilities.

     2) The Fund will recognize no gain or loss on the transfer of the Assets to the Fund solely in exchange for Stock and the Fund's assumption of the Partnership's liabilities.

     3) The Fund's basis in the Assets transferred to the Fund will equal the basis of the Assets in the hands of the Partnership immediately prior to the Exchange.

     4) The Fund's holding period for the Assets transferred to the Fund will, in each case, include the period during which the Partnership held the Assets.

     5) The General Partners will recognize no gain or loss on the redemption of their partnership interests in exchange for a pro rata portion of each asset held by the Partnership immediately prior to the Exchange.

     6) Each General Partner's aggregate basis in the assets distributed to it in redemption of its Partnership interest will equal its adjusted basis in its Partnership interest, after taking into account the reduction in such basis resulting from the General Partner's being relieved of its share of Partnership liabilities.

     7) Each General Partner's holding period for the assets distributed to it in redemption of its Partnership interest will include the Partnership's holding period.

     8) The Limited Partners will recognize no gain or loss on the distribution of the Stock to them in exchange for their Partnership interests.

     9) Each Limited Partner's aggregate basis in the Stock distributed to him will equal his adjusted basis in his Partnership interest, after taking into account the reduction in such basis resulting from the Limited Partner's being relieved of its share of Partnership liabilities.

     10) Each Limited Partner's holding period for the Stock will include the Partnership's holding period for the Stock, which in turn will include the period for which the Partnership held the Assets. To the extent that the Partnership's holding period for some Assets exceeds one year (long-term Assets) and its holding period for other Assets does not exceed one year (short-term Assets), the Limited Partners' holding periods for the Stock will be in part long-term and in part short-term.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     The Trust is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts while the Fund is organized as a limited partnership under the laws of the State of California. In general, the rights of shareholders of the Trust and Partners of the Fund are similar, although not identical. Set forth below is a brief summary of the more significant differences between rights of Partners of the Fund and shareholders of the Portfolio.

          The Trust's Declaration of Trust provides that the presence of the holders of one-fourth of the shares of the Trust constitutes a quorum. A plurality of votes cast will elect a Trustee, and all other matters will be decided by a majority of the votes cast and entitled to vote thereon. Trustees may be removed at any special meeting of shareholders by a vote of two-thirds of the outstanding shares.

     Under the Fund's Agreement of Limited Partnership, a majority of the outstanding shares will elect the Managing General Partners or terminate the Partnership. All other actions of Partners, including the removal of Managing General Partners, requires the lesser of (i) the vote of Partners holding a majority of the then outstanding shares; or (ii) the vote of Partners holding 67% or more of the shares represented in person or by proxy at a meeting at which Partners holding a majority of outstanding shares are present in person or by proxy.

     Under certain circumstances, shareholders of the Portfolio may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Portfolio. To protect shareholders of the Portfolio, the Trust has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of shareholders of the Portfolio for such acts or obligations of the Trust. These documents require that notice of this disclaimer be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Portfolio.

     In the unlikely event that a shareholder of the Portfolio is held personally liable for the Trust's obligations on behalf of the Portfolio, the Trust is required to use the property of the Portfolio to protect or compensate the shareholder. On request, the Trust will defend any claims made and pay any judgment against a shareholder of the Portfolio for any act or obligation of the Trust on behalf of the Portfolio. Therefore, financial loss resulting from liability as a shareholder of the Portfolio will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Portfolio.

     Partners of the Fund generally are not personally liable for liabilities of the Fund. However, if the Fund were unable to pay its liabilities, recipients of distributions from the Fund could be liable to certain creditors of the Fund to the extent of such distributions, plus interest. The Fund will, to the extent of its net assets, indemnify the Partners or former Partners against any liability which is incurred because of the receipt of a distribution which has to be returned to creditors in satisfaction of Fund liability. If the Fund's net assets are insufficient to indemnify the Partners in full, the Fund will attempt to recover from other Partners who received such distributions their proportionate share of such liability. Each Partner agrees to indemnify each other Partner against such liability to the extent of his proportionate share of such liability. Each Partner, by becoming a Partner, consents to pro rata distributions to holders of shares which may constitute, in whole or in part, returns of contributions with respect to such shares.
CAPITALIZATION

     The following table shows the capitalization of the Portfolio and the Fund as of November 16, 1995 and on a pro forma basis as of that date:

                                        Pro Forma
               Portfolio*     Fund      Combined

Net Assets     $0   (A)    $100,409,475.22          $100,409,475.22   (A)
               $0   (B)    $0           $0          (B)
               $0   (C)    $0           $0          (C)
               $0          $0           $

Net Asset
Value Per
Share          $0             $90.84    $90.84

Shares
Outstanding    0    (A)    1,105,333.068            1,105,333.068     (A)
               0    (B)    0            0           (B)
               0    (C)    0            0           (C)

Shares
Authorized     Indefinite  Indefinite   Indefinite


     *The Figures for the Portfolio are shown for Class A Shares, Class B Shares, and Class C Shares where different, although the Exchange involves issuance of Class A Shares of the Portfolio to the Fund Partners.


INFORMATION ABOUT THE TRUST, THE PORTFOLIO, AND THE FUND
FEDERATED CAPITAL APPRECIATION FUND, A PORTFOLIO OF FEDERATED EQUITY FUNDS

     Information about the Trust and the Portfolio is contained in the Portfolio's Prospectus dated November 14, 1995 (Revised, November 17,
1995), a copy of which is included herewith and incorporated by reference herein. Additional information about the Trust and the Portfolio is included in the Portfolio's Statement of Additional Information dated November 14, 1995 (Revised, November 17, 1995) , which is incorporated herein by reference. Copies of the Statement of Additional Information, which has been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Trust at 1-800-235-4669 or by writing the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Trust, on behalf of the Portfolio, is subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements and other information filed by the Trust, on behalf of the Portfolio, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC regional offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, New York 10048; and the Midwest Regional Office, Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Portfolio, with the Securities and Exchange Commission under the Securities Act of 1933, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Portfolio, and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.

FEDERATED EXCHANGE FUND, LTD.

     Information about the Fund may be found in the Fund's Registration Statement dated April 28, 1995, its Annual Report dated December 31, 1994, and its Semi-Annual Report dated June 30, 1995, all of which are incorporated herein by reference. Copies of such documents, which have been filed with the Securities and Exchange Commission, may be obtained without charge from the Trust by calling 1-800-235-4669 or by writing to the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Fund is subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy, and information statements and other information filed by the Fund can be obtained by calling or writing the Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous sections.

                            VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Managing General Partners of the Fund of proxies for use at the Special Meeting of Partners of the Fund (the "Meeting") to be held on December 21, 1995, and at any adjournment thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Meeting. A proxy, if properly executed, duly returned, and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Exchange. A Partner may revoke a proxy at any time prior to use by filing with the Secretary of the Fund an instrument revoking the proxy, or by submitting a proxy bearing a later date, or by attending and voting at the Meeting.

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Management. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Fund at no additional cost to the Fund. Such solicitations may be by telephone or otherwise. Federated Management will reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in solicitation materials to the beneficial owners of shares held of record by such persons.

OUTSTANDING SHARES AND VOTING REQUIREMENTS

     The Managing General Partners of the Fund have fixed the close of business on November 16, 1995, as the record date for the determination of Partners entitled to notice of and to vote at the Meeting and any adjournment thereof. As of the record date, there were 1,105,333.068 shares of the Fund outstanding. Each Fund share is entitled to one vote and fractional shares have proportionate voting rights. On the record date, Paulette M. Boiardi, New York, New York, beneficially owned 91,356.7600 shares, or approximately 8.27% of the Fund's outstanding shares. On such date, no other person owned or record, or to the knowledge of FSC, beneficially owned, 5% or more of the Fund's outstanding shares.
On the record date, the Managing General Partners and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

     On the record date, the Trustees and officers of the Portfolio as a group owned less than 1% of the outstanding shares of the Portfolio. On the record date, no person owned of record, or to the knowledge of FSC, beneficially owned, 5% or more of a class of shares of the Portfolio.
After giving effect to the Exchange, the following persons of record on the record date would own 5% or more of the outstanding shares of Class A Shares, Class B Shares, or Class C Shares, as indicated: [name, address, percentage of shares class].

     The votes of shareholders of the Portfolio are not being solicited since their approval is not required in order to effect the acquisition.

     Approval of the Plan requires the lesser of (i) the vote of Partners holding a majority of the then outstanding shares; or (ii) the vote of Partners holding 67% or more of the shares represented in person or by proxy at a meeting at which Partners holding a majority of outstanding shares are present in person or by proxy.

OTHER MATTERS

     Management of the Fund knows of no other matters that may properly be, or which are likely to be, brought before the meeting. However, if any other business shall properly come before the meeting the persons named in the proxy intend to vote thereon in accordance with their best judgment.

     So far as management is presently informed, there is no litigation pending or threatened against the Trust.

     Whether or not shareholders expect to attend the meeting, all shareholders are urged to sign, fill in, and return the enclosed proxy ballot promptly.
                                                                  Exhibit A
                      AGREEMENT AND PLAN OF EXCHANGE
     AGREEMENT AND PLAN OF EXCHANGE dated October 10, 1995,(the "Agreement"), among Federated Equity Funds, a Massachusetts business trust (hereinafter called the "Trust"), on behalf of its portfolio, Federated Capital Appreciation Fund (hereinafter called the "Acquiring Fund"), and Federated Exchange Fund, Ltd., a California limited partnership (the "Acquired Fund").
     This Agreement is intended to be and is adopted as a plan of exchange within the meaning of Section 351 of the United States Internal Revenue Code of 1986, as amended (the "Code"). The exchange (the "Exchange") will consist of the transfer of substantially all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest of the Class A Shares of the Acquiring Fund (the "Acquiring Fund Shares") and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the limited partners ("Partners") of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
     WHEREAS, the Acquired Fund and the Trust are registered open-end management investment companies and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;
     WHEREAS, the Acquired Fund and the Trust are authorized to issue their shares of beneficial interest; and
     WHEREAS, the Managing General Partners, including a majority of the Managing General Partners who are not "interested persons" (as defined in the Investment Company Act of 1940 (the "1940 Act")), of the Acquired Fund have determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund and that the interests of the existing Partners of the Acquired Fund would not be diluted as a result of this transaction; and
     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act), of the Trust has determined that the exchange of all or substantially all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund;
     NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:
1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.
     1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund substantially all of the assets of the Acquired Fund, including all securities and cash, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3. Such transaction shall take place at the closing (the "Closing") on the closing date (the "Closing Date") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the stock record books of the Acquiring Fund's transfer agent and shall deliver a confirmation thereof to the Acquired Fund.
     1.2 The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
     1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all necessary documents to transfer such assets to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of currency and immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.
     1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.
     1.5 As soon after the Closing Date as is conveniently practicable (but in no event later than 90 days of the Closing Date) (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's Partners of record, determined as of the close of business on the Closing Date (the "Acquired Fund Partners"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund's transfer agent to open accounts on the share record books of the Acquiring Fund's transfer agent in the names of the Acquired Fund Partners and representing the respective pro rata number of the Acquiring Fund Shares due such Partners. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.
     1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.
     1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
     1.8 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates, with respect to dissolution and deregistration of the Acquired Fund, on which the Acquired Fund is deregistered and dissolved.
     1.9 The Acquired Fund shall be deregistered as an investment company under the 1940 Act and dissolved as a California limited partnership promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.
2.   VALUATION
     2.1 The value of the Acquired Fund's net assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of 4:00 p.m. (Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.
     2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of 4:00 p.m. (Eastern time) on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.
     2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2.
     2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.
3.   CLOSING AND CLOSING DATE.
     3.1 The Closing Date shall be January 2, 1996, or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at 4:00 p.m. (Eastern time) at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or such other time and/or place as the parties may mutually agree.
     3.2 If on the Valuation Date (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
     3.3 Federated Services Company, as transfer agent for each of the Acquired Fund and Acquiring Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Partners and the number and percentage ownership of outstanding shares owned by each such Partner immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption agreements, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
4.   REPRESENTATIONS AND WARRANTIES.
     4.1 The Acquired Fund represents and warrants to the Acquiring Fund as follows:
          (a) The Acquired Fund is a limited partnership duly organized, validly existing and in good standing under the laws of the State of California and has power to own all of its properties and assets and to carry out this Agreement.
          (b) The Acquired Fund is registered under the 1940 Act, as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.
          (c) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of its Agreement of Limited Partnership or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.
          (d) The Acquired Fund has no material contracts or other commitments outstanding (other than this Agreement) which will result in liability to it after the Closing Date.
          (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
          (f) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein as necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
          (g) The Statement of Assets and Liabilities of the Acquired Fund at December 31, 1994, has been audited by Deloitte & Touche, LLP, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (a copy of which has been furnished to the Acquiring Fund) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.
          (h) Since December 31, 1994, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.
          (i) At the Closing Date, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.
          (j) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.
          (k) On the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.
          (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquired Fund's Managing General Partners and, subject to the approval of the Acquired Fund Partners, this Agreement will constitute the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
          (m) The prospectus/proxy statement of the Acquired Fund (the "Prospectus/Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.5 (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
     4.2  The Trust represents and warrants to the Trust as follows:
          (a) The Acquiring Fund is a portfolio of the Trust, which is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out this Agreement.
          (b) The Trust is registered under the 1940 Act, as an open-end, diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.
          (c) The Trust is not, and the execution, delivery and performance of this Agreement will not result, in material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.
          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
          (e) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
          (f) At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.
          (g) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.
          (h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Acquiring Fund's Trustees, and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).
          (i) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.
          (j) The Acquiring Fund has entered into an agreement under which its investment adviser, Federated Management, will assume the expenses of the exchange including accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Acquired Fund's Partners and the costs of holding the Special Meeting of Partners.
5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.
     5.2 The Acquired Fund will call a meeting of the Acquired Fund Partners to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.
     5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for Federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Acquired Fund's President or Vice President and its Treasurer or Assistant Treasurer.
     5.5 The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement, referred to in paragraph 4.1(m), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Acquired Fund Partners to consider approval of this Agreement and the transactions contemplated herein.
     5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.
     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     6.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
     6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund.
     6.3 The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.
7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.
     The obligations of the Acquired Fund to consummate the transactions provided herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     7.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.
     7.2 The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.
8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Partners of the Acquired Fund in accordance with the provisions of the Acquired Fund's Agreement of Limited Partnership.
     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.
     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust and the Acquired Fund shall have received an opinion of Hunton & Williams substantially to the effect that for Federal income tax purposes: (1) the general partners will recognize no gain or loss upon the redemption of their partnership interests in exchange for a pro rata portion of each asset held by the Acquired Fund immediately prior to the Exchange; (2) the Acquired Fund will recognize no gain or loss upon the transfer of the assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the Acquiring Fund's assumption of the Acquired Fund's liabilities; (3) the Partners will recognize no gain or loss upon the distribution of the Acquiring Fund Shares to them in exchange for their Acquired Fund interests; (4) the Acquiring Fund will recognize no gain or loss upon the transfer of the assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the Acquiring Fund's assumption of the Acquired Fund's liabilities; (5) the Acquiring Fund's basis in the assets transferred to the Acquiring Fund will equal the basis of the assets in the hands of the Acquired Fund immediately prior to the Exchange; (6) the Acquiring Fund's holding period for the assets transferred to the Acquiring Fund will, in each case, include the period during which the Acquired Fund held such assets; (7) each Partner's basis in the Acquiring Fund Shares distributed to him will equal his adjusted basis in his Acquired Fund interest immediately prior to the Exchange; (8) each Partner's holding period for the Acquiring Fund Shares will include the period during which the Partner was considered to have held the assets transferred to the Acquiring Fund, provided that the assets were capital assets; (9) each general partner's basis in the assets distributed to it in redemption of its Acquired Fund interest will equal its adjusted basis in its Acquired Fund interest; and (10) each general partner's holding period for the assets distributed to it in redemption of its Acquired Fund interest will include the period during which the general partner was considered to have held the assets, provided that the assets were capital assets.
9.   TERMINATION OF AGREEMENT.
     9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Managing General Partners of the Acquired Fund or the Board of Trustees of the Acquiring Fund at any time prior to the Closing Date if circumstances should develop that, in the opinion of either of such Managing General Partners or Board of Trustees, make proceeding with the Agreement inadvisable.
     9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Managing General Partners, trustees, officers, Partners, or shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.
10.  WAIVER.
     At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Managing General Partners of the Acquired Fund or the Board of Trustees of the Trust, if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the Partners of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be.
11.  MISCELLANEOUS.
     11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.
     11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.
     11.3 This Agreement shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts, without giving effect to principles of conflict of laws.
     11.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
     11.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     11.6 The Acquired Fund is hereby expressly put on notice of the limitation of liability as set forth in Article XI of the Declaration of Trust of the Trust and agrees that the obligations assumed by the Trust pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Trust or any of them.
     IN WITNESS WHEREOF, the Trust, on behalf of the Acquired Fund, and the Acquiring Fund have caused this Agreement and Plan of Exchange to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.
                            Acquired Fund:
                            FEDERATED EXCHANGE FUND, LTD.
Attest:

/s/Robert C. Rosselot       By: /s/John W. McGonigle
Robert C. Rosselot          Name:  John W. McGonigle
Assistant Secretary         Title:  Vice President & Secretary
                            Acquiring Fund:
                            FEDERATED EQUITY FUNDS, on behalf of its portfolio
                            FEDERATED CAPITAL
                            APPRECIATION FUND
Attest:

/s/Robert C. Rosselot       By:  /s/John W. McGonigle
Robert C. Rosselot          Name:  John W. McGonigle
Assistant Secretary         Title:  Vice President & Secretary


                      STATEMENT OF ADDITIONAL INFORMATION
                               November 24, 1995

                          Acquisition of the assets of
                         FEDERATED EXCHANGE FUND, LTD.

                    By and in exchange for Class A Shares of
                      FEDERATED CAPITAL APPRECIATION FUND,
                     a portfolio of FEDERATED EQUITY FUNDS


                           Federated Investors Tower
                           Pittsburgh, PA  15222-3779
                       Telephone Number:  1-800-235-4669



This Statement of Additional Information dated November 24, 1995 is not a prospectus. A Prospectus/Proxy Statement dated November 24, 1995 related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of its portfolio, Federated Capital Appreciation Fund,

   FEDERATED SECURITIES CORP.

    Distributor
    A subsidiary of FEDERATED INVESTORS
    Federated Investors Tower
    Pittsburgh, PA  15222-3779

                  CUSIP 314175100
    G01369-01(11/95)
Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                            TABLE OF CONTENTS

1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated November 14, 1995 (Revised November 17, 1995).

2.   Registration Statement of Federated Exchange Fund, Ltd. dated
     April 28, 1995.

3.   Annual Report of Federated Exchange Fund, Ltd., dated December 31,
     1994.

4.   Semi-Annual Report of Federated Exchange Fund, Ltd., dated June 30,
     1995.


The Statement of Additional Information of Federated Capital Appreciation Fund (the "Portfolio"), a portfolio of Federated Equity Funds (the "Trust"), is incorporated herein by reference to the Trust's Registration Statement on Form N-1A (1933 Act File No. 2-91090; 1940 Act File No. 811-4017), which was filed with the Securities and Exchange Commission on or about August 31, 1995. Copies of this document may be obtained free of charge from the Portfolio at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, telephone number 1-800-235-4669.

The Registration Statement of Federated Exchange Fund, Ltd. (the "Fund") dated April 28, 1995, is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of Federated Exchange Fund, Ltd. on Form N-1A (1940 Act File No. 811-2626. The Annual Report of the Fund dated December 31, 1994, and the Independent Auditors' report of Deloitte & Touche LLP, are incorporated herein by reference.

The Annual Report of the Fund was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940 on or about February 24, 1995. Copies of these documents may be obtained free of charge from the Fund at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, telephone number 1-800-235-4669.

The Semi-Annual Report of the Fund was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940 on or about August 29, 1995. Copies of these documents may be obtained free of charge from the Fund at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, telephone number 1-800-235-4669.



                          FEDERATED EQUITY FUNDS
                                FORM N-14
                        PART C - OTHER INFORMATION


Item 15.  Indemnification.
          Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 2 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Federated Advisers ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by Directors and Officers and Errors and Omissions Liability Insurance.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.  Exhibits

(1.1)  Conformed copy of Declaration of Trust of the Registrant (1.);

(2.1)  Copy of Bylaws of the Registrant (1.);
(2.2)  Copy of Amendment No. 2 to Bylaws effective February 2, 1987 (2.);

(2.3)  Copy of Amendment No. 3 to Bylaws effective August 25, 1988 (3.);

(3.1)  Not Applicable

(4.1)  Conformed Copy of Agreement and Plan of Exchange (Included as
       Exhibit A to the Proxy      Prospectus (Part A) of this
       Registration Statement.)+

(5.1)  Not Applicable

(6.1) Conformed copy of Investment Advisory Contract of the Registrant, including exhibit for Federated Capital Appreciation Fund (4.);

(7.1) Conformed copy of Distributor's Contract of the Registrant, including exhibit for Federated Capital Appreciation Fund (4.);

(8.1)  Not Applicable

(9.1)  Conformed copy of Custodian Agreement of the Registrant (3.);

(10.1) Conformed copy of Distribution Plan of the Registrant (3.);

(11.1) Conformed copy of Opinion regarding legality of shares being issued (5);

(12.1) Conformed Copy of Opinion regarding tax consequences of Exchange;+

(13.1) Conformed copy of Agreement for Fund Accounting, Shareholder
       Recordkeeping and Custody Services Procurement (3.);

 (14.1)Conformed copy of Consent of Independent Auditors;+

(15.1) Not Applicable

(16.1) Conformed copy of Power of Attorney (5);

(17.1) Copy of Notice under Rule 24f-2 (5);

(17.2) Form of Proxy (5);


+      Filed electronically

(1.)   Response is incorporated by reference to Registrant's Pre-
       Effective Amendment No. 1 on Form N-1A filed on July 9, 1984 (File
       Nos.
       2-91090 and 811-4017).

(2.) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on July 21, 1987 (File Nos.
       2-91090 and 811-4017).

(3.) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed on December 29, 1994 (File Nos. 2-91090 and 811-4017).

(4.)   Response is incorporated by reference to Registrant's Post-
       Effective Amendment    No. 26 on Form N-1A filed on September 12,
       1995 (File Nos. 2-91090 and 811-4017).

(5.) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed on October 19, 1995 (File Nos. 33-63527 and 811-4017).



Item 17.  Undertakings:

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial bona fide offering to them.


SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the Registrant, FEDERATED EQUITY FUNDS, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of November, 1995.

                          FEDERATED EQUITY FUNDS
                               (Registrant)
               BY:/s/Robert C. Rosselot
               Robert C. Rosselot, Assistant Secretary
               Attorney in Fact for John F. Donahue
               November 24, 1995


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          NAME                TITLE                DATE

BY:/s/Robert C. Rosselot
  Robert C. Rosselot        Attorney-in-Fact November 24, 1995
  ASSISTANT SECRETARY       For the Persons
                            Listed Below

          NAME                TITLE

John F. Donahue*              Chairman and Trustee
                              (Chief Executive Officer)

Glen R. Johnson*              President

Edward C. Gonzales*           Executive Vice President

David M. Taylor*              Treasurer (Principal Financial
                              and Accounting Officer)

John T. Conroy*               Trustee

William J. Copeland*          Trustee

James E. Dowd*                Trustee

Lawrence D. Ellis, M.D.*      Trustee

Edward L. Flaherty, Jr.*      Trustee

Peter E. Madden*              Trustee

Gregor F. Meyer*              Trustee

John E. Murray, Jr.*          Trustee

Wesley W. Posvar*             Trustee

Marjorie P. Smuts*            Trustee